Consolidated statement of changes in equity (Parenthetical) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation		$ (208)	[1]	$ (5,816)		$ 0
– disposal of subsidiary		687		0		0
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax		(1,328)		(69)		(905)
Share premium reclassification to retained earnings	[2]	0
Capital redemption reserves reclassification to retained earnings	[2]	0
Redemption of securities		2,450	[3]	2,250	[4]	4,003
Shares issued under employee remuneration and share plans		0		0		0
Decrease in merger reserve		0		0	[5]	0	[5]
Capital securities issued		4,096	[6]	3,601		1,996
HSBC Holdings Employee Benefit Trust
Capital securities issued		1,100		500		600
Bank Of Communications Co., Limited
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation	[1]	200
Impairment loss recognised in profit or loss		1,000		0		3,000
French life insurance business
– disposal of subsidiary		700
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax		700
HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss				11,400		5,500
Retained home and other loan portfolio
Losses on hedges of net investments in foreign operations, before tax		1,500
Merger and other reserves
Capital redemption reserves reclassification to retained earnings	[2]	(1,755)
Decrease in merger reserve	[5]			2,945		5,130
Merger and other reserves | HSBC Overseas Holdings (UK) Limited
Decrease in merger reserve				2,900		5,100
Retained earnings
Share premium reclassification to retained earnings	[2]	14,810
Capital redemption reserves reclassification to retained earnings	[2]	1,755
Redemption of securities						(20)
Shares issued under employee remuneration and share plans		(116)		(77)		(79)
Decrease in merger reserve	[5]			(2,945)		(5,130)
Retained earnings | HSBC Overseas Holdings (UK) Limited
Decrease in merger reserve				2,900		5,100
HSBC Holdings
Share premium reclassification to retained earnings	[7]	0
Capital redemption reserves reclassification to retained earnings	[7]	0
Redemption of securities		2,450	[8]	2,250		4,003
Shares issued under employee remuneration and share plans		(519)		(104)		(249)
Decrease in merger reserve	[9]			0		0
Capital securities issued		4,061	[10]	3,571		1,980
HSBC Holdings | Merger and other reserves
Capital redemption reserves reclassification to retained earnings	[7]	(1,755)
Decrease in merger reserve	[9]			2,945		5,130
HSBC Holdings | Retained earnings
Share premium reclassification to retained earnings	[7],[11],[12]	14,810
Capital redemption reserves reclassification to retained earnings	[7],[11],[12]	1,755
Redemption of securities	[11],[12]	0	[8]	0		(20)
Shares issued under employee remuneration and share plans	[11],[12]	$ (635)		(181)		(328)
Decrease in merger reserve	[9],[11],[12]			$ (2,945)		$ (5,130)

[1]	Includes the recycling of a $0.2bn foreign currency translation reserves loss as a result of the dilution of our shareholding in BoCom.
[2]	On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings' share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings' Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

[3]	In March 2025, HSBC Holdings redeemed its $2.45bn 6.375% contingent convertible securities.
[4]	Includes recycling of fair value losses of $1.5bn following completion of the sale of our retail banking operations in France.
[5]	At 31 December 2024, an impairment of $11.4bn (2023: $5.5bn) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$2.9bn (2023: $5.1bn) from the remaining historical associated merger reserve to retained earnings.

[6]	HSBC Holdings issued $1.5bn 6.950% contingent convertible securities in February 2025, SGD0.8bn 5.000% contingent convertible securities in March 2025 and $2.0bn 7.050% contingent convertible securities in June 2025. All instruments were recorded net of issuance costs.

[7]	On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings’ share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings’ Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

[8]	In March 2025, HSBC Holdings redeemed its $2.45bn 6.375% contingent convertible securities.
[9]	At 31 December 2024, an impairment of $11.4bn (2023: $5.5bn) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$2.9bn (2023: $5.1bn) from the remaining historical associated merger reserve to retained earnings.

[10]	HSBC Holdings issued $1.5bn 6.950% contingent convertible securities in February 2025, SGD0.8bn 5.000% contingent convertible securities in March 2025 and $2.0bn 7.050% contingent convertible securities in June 2025. All instruments were recorded net of issuance cost.

[11]	At 31 December 2025, retained earnings included 35,354,337 own shares held. These include own shares held by HSBC Holdings for the benefit of beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans.

[12]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.